Non-Controlling Interest (Schedule of summarized income statement and comprehensive income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Non-Controlling Interest [Line Items]
Total revenue	$ 2,211.0	$ 2,021.2
Mine operating costs	1,028.1	1,040.8
Depreciation and amortization	441.2	428.0
Gross profit	743.2	553.8
Other expenses	7.8	57.4
Other net finance (income) expenses	(8.3)	38.1
Tax recovery	347.7	183.8
Net loss for the year	564.3	67.8
Total comprehensive loss	597.2	44.8
Copper Mountain Mine [Member]
Disclosure of Non-Controlling Interest [Line Items]
Total revenue	76.5	274.1
Mine operating costs	56.5	210.8
Depreciation and amortization	16.5	50.1
Gross profit	3.5	13.2
Other expenses	2.6	20.2
Finance expense - related parties	14.4	31.3
Other net finance (income) expenses	5.3	16.6
Tax recovery	(2.0)	(19.4)
Net loss for the year	(16.8)	(35.5)
Total comprehensive loss	$ (4.0)	$ (63.1)